Accounting for Stock-Based Compensation (Schedule of Share-based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting for Stock-Based Compensation [Abstract]
Effect on income from continuing operations before income taxes	$ (38,403)	$ (40,896)	$ (42,542)
Effect on net income	$ (24,040)	$ (25,683)	$ (27,014)